EQUITY (Details Narrative)				12 Months Ended
	Jun. 02, 2025 $ / shares shares	May 23, 2025 SGD ($) shares	Jul. 02, 2024 $ / shares shares	Feb. 28, 2026 $ / shares shares	May 23, 2025 $ / shares shares	Feb. 28, 2025 $ / shares shares	May 31, 2024 USD ($) $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, share capital | $							$ 50,000
Ordinary shares, shares authorized				50,000,000		50,000,000	50,000,000
Common stock par value | $ / shares			$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock shares, issued			17,500,000	21,812,500	21,812,500	17,500,000
Common stock shares, outstanding			17,500,000	21,812,500	21,812,500	17,500,000
Stock price, per share | $ / shares					$ 4.00
Underwriting expense | $		$ 17,250,000
Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price, per share | $ / shares	$ 4.00
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional shares, issued		3,750,000	17,499,999	4,312,500
Common Stock [Member] | Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional shares, issued	562,500